CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Common shares, shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common shares, shares outstanding (in shares)	492,759,938	468,978,492	469,178,074